Segment Information - Total Asset Allocation (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting, Asset Reconciling Item [Line Items]
Assets held for sale	$ 1,676	$ 16,992
Equity investee's total assets	(112,053)	(131,986)
Assets	269,928	313,622
Operating Segments
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	380,305	428,616
Operating Segments | Transportation
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	236,340	254,037
Operating Segments | Corporate And Technology Investments
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	31,912	42,593
Operating Segments | Cummins Westport, Inc.
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	$ 112,053	$ 131,986